Stockholders' Equity (Details) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2005 Restricted stock	Dec. 31, 2011 Restricted stock	Dec. 31, 2010 Restricted stock
Common Stock Reserved for Future Issuance
Common stock options outstanding (in shares)	2,308,000		1,956,000
Common stock options available for grant (in shares)	524,000		438,000
Warrants outstanding (in shares)	0		178
Total common shares reserved for future issuance	2,832,000		2,394,000
Restricted common stock issued to founders						1,311,000
Price at which unvested shares can be repurchased (in dollars per share)						$ 0.0264
Unvested shares repurchased				7,000			7,000
Compensation expense recognized	$ 2,732,000	$ 809,000	$ 3,429,000	$ 858,000	$ 1,037,000			$ 16,000